Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	IndexIQ ETF Trust
Central Index Key	0001415995
Amendment Flag	false
Document Creation Date	Aug. 29, 2018
Document Effective Date	Aug. 29, 2018
Prospectus Date	Aug. 29, 2018
IQ Hedge Multi-Strategy Tracker ETF | IQ Hedge Multi-Strategy Tracker ETF
Risk/Return:
Trading Symbol	QAI
IQ Hedge Macro Tracker ETF | IQ Hedge Macro Tracker ETF
Risk/Return:
Trading Symbol	MCRO
IQ Hedge Market Neutral Tracker ETF | IQ Hedge Market Neutral Tracker ETF
Risk/Return:
Trading Symbol	QMN
IQ Hedge Long/Short Tracker ETF | IQ Hedge Long/Short Tracker ETF
Risk/Return:
Trading Symbol	QLS
IQ Hedge Event-Driven Tracker ETF | IQ Hedge Event-Driven Tracker ETF
Risk/Return:
Trading Symbol	QED
IQ Real Return ETF | IQ Real Return ETF
Risk/Return:
Trading Symbol	CPI
IQ Leaders GTAA Tracker ETF | IQ Leaders GTAA Tracker ETF
Risk/Return:
Trading Symbol	QGTA
IQ Enhanced Core Bond U.S. ETF | IQ Enhanced Core Bond U.S. ETF
Risk/Return:
Trading Symbol	AGGE
IQ Enhanced Core Plus Bond U.S. ETF | IQ Enhanced Core Plus Bond U.S. ETF
Risk/Return:
Trading Symbol	AGGP
IQ Merger Arbitrage ETF | IQ Merger Arbitrage ETF
Risk/Return:
Trading Symbol	MNA
IQ Global Resources ETF | IQ Global Resources ETF
Risk/Return:
Trading Symbol	GRES
IQ Global Agribusiness Small Cap ETF | IQ Global Agribusiness Small Cap ETF
Risk/Return:
Trading Symbol	CROP
IQ U.S. Real Estate Small Cap ETF | IQ U.S. Real Estate Small Cap ETF
Risk/Return:
Trading Symbol	ROOF
IQ Fastest Growing Companies ETF | IQ Fastest Growing Companies ETF
Risk/Return:
Trading Symbol	GRWS
IQ Innovation Leaders ETF | IQ Innovation Leaders ETF
Risk/Return:
Trading Symbol	RD
IQ Chaikin U.S. Dividend Achievers ETF | IQ Chaikin U.S. Dividend Achievers ETF
Risk/Return:
Trading Symbol	CDVA
IQ Chaikin U.S. Large Cap ETF | IQ Chaikin U.S. Large Cap ETF
Risk/Return:
Trading Symbol	CLRG
IQ Chaikin U.S. Small Cap ETF | IQ Chaikin U.S. Small Cap ETF
Risk/Return:
Trading Symbol	CSML
IQ 50 Percent Hedged FTSE International ETF | IQ 50 Percent Hedged FTSE International ETF
Risk/Return:
Trading Symbol	HFXI
IQ 50 Percent Hedged FTSE Europe ETF | IQ 50 Percent Hedged FTSE Europe ETF
Risk/Return:
Trading Symbol	HFXE
IQ 50 Percent Hedged FTSE Japan ETF | IQ 50 Percent Hedged FTSE Japan ETF
Risk/Return:
Trading Symbol	HFXJ
IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF | IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF
Risk/Return:
Trading Symbol	PRHD
IQ S&P High Yield Low Volatility Bond ETF | IQ S&P High Yield Low Volatility Bond ETF
Risk/Return:
Trading Symbol	HYLV
IQ Candriam SRI US Equity ETF | IQ Candriam SRI US Equity ETF
Risk/Return:
Trading Symbol	SRIU
IQ Candriam SRI World Equity ETF | IQ Candriam SRI World Equity ETF
Risk/Return:
Trading Symbol	SRIW
IQ Candriam SRI International Equity ETF | IQ Candriam SRI International Equity ETF
Risk/Return:
Trading Symbol	SRIN
IQ Candriam SRI European Equity ETF | IQ Candriam SRI European Equity ETF
Risk/Return:
Trading Symbol	SRIE
IQ Candriam SRI Asia Pacific Equity ETF | IQ Candriam SRI Asia Pacific Equity ETF
Risk/Return:
Trading Symbol	SRIA